PAX WORLD FUNDS TRUST II
File No. 333-156141
CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)
     The undersigned hereby certifies on behalf of Pax World Funds Trust II (the “Trust”) that the forms of prospectus and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(b) do not differ from the forms of prospectus and statement of additional information contained in the Trust’s post-effective amendment no. 3 under the Securities Act of 1933, as amended, the text of which was filed electronically on April 29, 2011.
     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 2nd day of May, 2011.

PAX WORLD FUNDS TRUST II
/s/ Joseph F. Keefe
Joseph F. Keefe
President and Chief Executive Officer